UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sun Valley Gold LLC

Address:  620 Sun Valley Road
          P.O. Box 2759
          Sun Valley, Idaho 83353

13F File Number: 28-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  President of Sun Valley Gold Corporation, the Managing Member
Phone:  208-726-2399


Signature, Place and Date of Signing:


/s/ Peter F. Palmedo        Sun Valley, Idaho                    5/14/04
--------------------        -------------------           --------------------
       [Signature]             [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: 602,218
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      NONE

                              FORM 13F INFORMATION TABLE




COLUMN 1                         COLUMN 2         COLUMN 3   COLUMN 4          COLUMN 5      COLUMN 6     COLUMN 7     COLUMN 8

                                                              VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS   CUSIP      (X 1000)  PRN AMT    PRN  CALL  DISCRETION   MGRS    SOLE  SHARED  NONE
--------------                   --------------   -----      --------  -------    ---  ----  ----------   ----    ----  ------  ----
AGNICO EAGLE MINES LTD           COM              008474108   $4,669     312,700  SH         SOLE         NONE    SOLE
ANGLOGOLD LTD                    Sponsored ADR    035128206   $6,930     163,935  SH         SOLE         NONE    SOLE
APOLLO GOLD CORPORATION          COM              03761E102   $2,777   1,300,000  SH         SOLE         NONE    SOLE
ASHANTI GOLDFIELDS LTD           GLOB DEP  RCPT   043743202  $14,024   1,153,250  SH         SOLE         NONE    SOLE
AURIZON MINES LTD                COM              05155P106   $2,039   1,600,000  SH         SOLE         NONE    SOLE
BARRICK GOLD CORP                COM              067901108  $16,713     702,800  SH         SOLE         NONE    SOLE
COMPANIAS DE MINES BUENAVENTURA  Sponsored ADR    204448104   $3,604     124,700  SH         SOLE         NONE    SOLE
CENTRAL FD CDA LTD               CL A             153501101  $10,527   1,668,300  SH         SOLE         NONE    SOLE
COEUR D'ALENE MINES CORP IDA     COM              192108108   $1,564     223,400  SH         SOLE         NONE    SOLE
CRYSTALLEX INTL CORP             COM              22942F101   $4,483   1,460,400  SH         SOLE         NONE    SOLE
CUMBERLAND RES LTD               COM              23077R100   $4,814   2,596,800  SH         SOLE         NONE    SOLE
DURBAN ROODEPORT DEEP            Sponsored ADR    266597301     $790     225,000  SH         SOLE         NONE    SOLE
ELDORADO GOLD CORP               COM              284902103   $1,129     392,500  SH         SOLE         NONE    SOLE
FREEPORT-MCMORAN COPPER & GO     CL B             35671D857   $2,312      59,150  SH         SOLE         NONE    SOLE
GLAMIS GOLD LTD                  COM              376775102   $4,503     250,000  SH         SOLE         NONE    SOLE
GOLD FIELDS LTD NEW              Sponsored ADR    38059T106  $11,267     856,795  SH         SOLE         NONE    SOLE
GOLD RESV INC                    CLA  A           38068N108   $1,763     413,400  SH         SOLE         NONE    SOLE
GOLDCORP INC NEW                 COM              380956409   $4,650     313,960  SH         SOLE         NONE    SOLE
HARMONY GOLD MNG LTD             Sponsored ADR    413216300  $12,719     824,300  SH         SOLE         NONE    SOLE
HECLA MNG CO                     COM              422704106     $374      44,470  SH         SOLE         NONE    SOLE
KINROSS GOLD CORP                COM NEW          496902206  $22,893   3,123,234  SH         SOLE         NONE    SOLE
MERIDIAN GOLD INC                COM              589975101   $1,220     100,000  SH         SOLE         NONE    SOLE
METALLICA RES INC                COM              59125J104   $3,825   1,850,000  SH         SOLE         NONE    SOLE
MIRAMAR MINING CORP              COM              60466E100   $5,788   3,233,600  SH         SOLE         NONE    SOLE
NEWMONT MINING CORP              COM              651639106     $368       7,900  SH         SOLE         NONE    SOLE
PLACER DOME INC                  COM              725906101  $14,919     830,200  SH         SOLE         NONE    SOLE
RANDGOLD RES LTD                 ADR              752344309  $14,163     720,055  SH         SOLE         NONE    SOLE
WHEATON RIV MINERALES LTD        COM              962902102   $7,755   2,267,500  SH         SOLE         NONE    SOLE
YAMANA GOLD INC                  COM              98462Y100   $4,966   1,479,367  SH         SOLE         NONE    SOLE
ANGLOGOLD HLDGS PLC              DBCV 2.375%2/2   03512PAA7  $25,300      25,000  SH         SOLE         NONE    SOLE
YAMANA GOLD INC                  W EXP 07/31/200  98462Y118   $4,564   1,935,933  SH         SOLE         NONE    SOLE
BARRICK GOLD CORP                COM              067901108  $46,495   1,955,200  SH   CALL  SOLE         NONE    SOLE
AGNICO EAGLE MINES LTD           COM              008474108   $3,733     250,000  SH   CALL  SOLE         NONE    SOLE
ANGLOGOLD LTD                    Sponsored ADR    035128206  $33,816     800,000  SH   CALL  SOLE         NONE    SOLE
FREEPORT-MCMORAN COPPER & GO     CLA B            35671D857  $62,505   1,599,000  SH   CALL  SOLE         NONE    SOLE
RANDGOLD RES LTD                 ADR              752344309   $4,918     250,000  SH   CALL  SOLE         NONE    SOLE
MERIDIAN GOLD INC                COM              589975101   $4,270     350,000  SH   CALL  SOLE         NONE    SOLE
NEWMONT MINING CORP              COM              651639106  $23,315     500,000  SH   CALL  SOLE         NONE    SOLE
PLACER DOME INC                  COM              725906101  $20,865   1,161,100  SH   CALL  SOLE         NONE    SOLE
APEX SILVER MINES LTD            ORD              G04074103   $1,692      75,000  SH   CALL  SOLE         NONE    SOLE
BARRICK GOLD CORP                COM              067901108  $27,347   1,150,000  SH   PUT   SOLE         NONE    SOLE
ANGLOGOLD LTD                    Sponsored ADR    035128206   $6,341     150,000  SH   PUT   SOLE         NONE    SOLE
COEUR D'ALENE MINES CORP IDA     COM              192108108   $7,000   1,000,000  SH   PUT   SOLE         NONE    SOLE
FREEPORT-MCMORAN COPPER & GO     CL B             35671D857  $19,545     500,000  SH   PUT   SOLE         NONE    SOLE
GOLD FIELDS LTD NEW              Sponsored ADR    38059T106  $10,448     794,500  SH   PUT   SOLE         NONE    SOLE
GOLDCORP INC NEW                 COM              380956409   $9,627     650,000  SH   PUT   SOLE         NONE    SOLE
GLAMIS GOLD LTD                  COM              376775102   $9,005     500,000  SH   PUT   SOLE         NONE    SOLE
HECLA MNG CO                     COM              422704106   $8,999   1,070,000  SH   PUT   SOLE         NONE    SOLE
NEWMONT MINING CORP              COM              651639106  $52,692   1,130,000  SH   PUT   SOLE         NONE    SOLE
PAN AMERICAN SILVER CORP         COM              697900108  $25,426   1,426,800  SH   PUT   SOLE         NONE    SOLE
APEX SILVER MINES LTD            ORD              G04074103   $6,768     300,000  SH   PUT   SOLE         NONE    SOLE

                                 TOTAL VALUE (X 1000):      $602,218

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